Pension Plans (Details) (Defined Benefit Pension Plans, USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Defined Benefit Pension Plans
Components of net periodic pension cost (benefit)
Service cost	$ 136	$ 127	$ 276	$ 254	$ 508	$ 550	$ 4,167	$ 2,614
Interest cost	2,217	2,391	4,461	4,782	9,565	9,387	9,121	9,759
Expected return on plan assets	(2,900)	(2,523)	(5,834)	(5,046)	(10,091)	(9,979)	(9,334)	(9,569)
Amortization of actuarial loss	450	398	907	796	1,593	985	917
Administrative expenses	19	21	38	42	82	85	92	100
Net pension cost (benefit)	$ (78)	$ 414	$ (152)	$ 828	$ 1,657	$ 1,028	$ 5,656	$ 2,904